Operating Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 Options
Fortaleza Knutsen
Operating Leases
Current time charter expiration year	2026
Fixed term of contract	1 year
Number of options to extend one year periods	2
Option to extend term	one year
Recife Knutsen
Operating Leases
Current time charter expiration year	2026
Bodil Knutsen
Operating Leases
Current time charter expiration year	2029
Number of options to extend one year periods	2
Option to extend term	one-year
Windsor Knutsen
Operating Leases
Current time charter expiration year	2027
Carmen Knutsen
Operating Leases
Current time charter expiration year	2026
Option to extend term	one
Time charter expiration year under options to extend	2030
Hilda Knutsen
Operating Leases
Current time charter expiration year	2027
Torill Knutsen
Operating Leases
Current time charter expiration year	2027
Number of options to extend one year periods	3
Option to extend term	one-year
Ingrid Knutsen
Operating Leases
Current time charter expiration year	2026
Number of options to extend one year periods	2
Option to extend term	one-year
Raquel Knutsen
Operating Leases
Current time charter expiration year	2028
Option to extend term	two-year
Number of options to extend two year periods	1
Tordis Knutsen
Operating Leases
Current time charter expiration year	2028
Number of options to extend one year periods	3
Option to extend term	one-year
Vigdis Knutsen
Operating Leases
Option to extend term	two years
Current bareboat charter expiration year	2030
Lena Knutsen
Operating Leases
Current time charter expiration year	2028
Number of options to extend one year periods	3
Option to extend term	one-year
Brasil Knutsen
Operating Leases
Current time charter expiration year	2027
Number of options to extend one year periods	2
Option to extend term	one-year
Anna Knutsen
Operating Leases
Current time charter expiration year	2027
Anna Knutsen | Vessel
Operating Leases
Fixed term of contract	1 year
Number of options to extend one year periods	3
Option to extend term	one-year
Tove Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2040
Synnve Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2042
Tuva Knusten
Operating Leases
Time charter expiration year under options to extend	2036
Live Knutsen
Operating Leases
Current time charter expiration year	2026
Time charter expiration year under options to extend	2032
Daqing Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2032